Equity (Details) € / shares in Units, $ / shares in Units, $ in Millions						1 Months Ended									2 Months Ended		12 Months Ended
	Oct. 13, 2022 EUR (€) shares	Oct. 13, 2022 USD ($) $ / shares shares	Jun. 02, 2022 EUR (€) € / shares shares	Aug. 14, 2020	Jul. 31, 2020	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2022 EUR (€) € / shares shares	Jul. 31, 2021 EUR (€) shares	Jul. 31, 2021 USD ($) shares	Feb. 28, 2021 EUR (€) shares	Feb. 28, 2021 USD ($) shares	Jan. 31, 2021 EUR (€) shares	Jan. 31, 2021 USD ($) shares	Jan. 31, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€) Vote shares	Dec. 31, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 € / shares shares	Oct. 13, 2022 € / shares shares
Equity
Shares issued (in shares)		1,279,070					9,134,724											9,134,724			9,134,724	1,279,070
Increase in shares issued (in shares)																			2,190,711	2,190,711
Offering price (in currency per share) | (per share)		$ 3.44																				€ 3.60
Proceeds from share offering	€ 4,600,000	$ 4.4															€ 5,429,000		€ 26,600,000	$ 32.0
Anzu
Equity
Increase in shares issued (in shares)						828,943	828,943										828,943	828,943
Offering price (in currency per share) | (per share)							$ 2.16											$ 2.16			€ 2.04
Proceeds from share offering						€ 800,000	$ 0.9								€ 1,700,000	$ 1.8	€ 1,700,000	$ 1.8
Ordinary shares
Equity
Par value (in currency per share) | (per share)			€ 0				$ 0	€ 0										$ 0			€ 0
Shares outstanding (in shares)							9,134,724											9,134,724			9,134,724
Number of votes | Vote																	1	1
Additional authorized share capital | €			€ 3,513,355			€ 1,405,342		€ 1,405,342
Number of new shares authorized (in shares)			3,513,355			1,405,342	1,405,342	1,405,342
American Depositary Shares
Equity
Reverse stock split ratio				0.2	0.2
Increase in shares issued (in shares)	1,279,070	1,279,070							2,190,711	2,190,711	2,190,711	2,190,711	2,190,711	2,190,711
Offering price (in currency per share) | (per share)		$ 3.44																				€ 3.60
Proceeds from share offering	€ 4,600,000	$ 4.4							€ 26,600,000	$ 32.0	€ 26,600,000	$ 32.0	€ 26,600,000	$ 32.0